Note 15 - Income Taxes	12 Months Ended
Nov. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes

The Company files Canadian income tax returns for its Canadian operations. Separate income tax returns are filed as locally required.

The total provision for income taxes differs from the amount which would be computed by applying the Canadian income tax rate to loss before income taxes. The reasons for these differences are as follows:

	November 30,	November 30,	November 30,
	2019	2018	2017
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(2,143,853)	(3,643,080)	(2,347,222)
Increase (decrease) in income taxes
Non-deductible expenses/
non-taxable income	79,210	263,650	488,769
Change in valuation allowance	2,425,721	4,861,770	2,128,819
Investment tax credit	(364,955)	(466,052)	-
Financing costs booked to equity	-	(1,049,430)	(269,715)
Difference in foreign tax rates	(1,487)	290	(651)
True up of tax returns	-	11,029	-
Tax loss expired and other	-	21,823	-
Income tax recovery	(5,364)	-	-

The Company's income tax recovery is allocated as follows:

Current tax expense	5,678	-	-
Deferred tax recovery	(11,042)	-	-

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances. Significant temporary differences and carry-forwards are as follows:

	2019	2018
	$	$

Deferred tax assets
Non-capital loss carry-forwards	13,031,063	11,847,710
Book and tax basis differences
on assets and liabilities	1,151,545	1,041,360
Other	1,514,224	2,884,013
Investment tax credit	3,759,118	3,354,760
Undeducted research and
development expenditures	5,366,539	4,870,130
Capital loss carryforwards	322,983	326,060
Share issuance cost	813,208	1,152,750
	25,958,680	25,476,783
Deferred tax liabilities
Unrealized foreign exchange gain	(279,062)	(282,138)
Convertible debentures	(14,627)	(15,805)
	(293,689)	(297,943)

Valuation allowances for
deferred tax assets	(25,664,991)	(25,178,840)
Net deferred tax assets	-	-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax assets (liabilities):
	2019	2018
	$	$

Balance at the beginning of the year	-	-
Recognized in profit/loss	(11,042)	-
Recognized in shareholders' equity	11,042	-
Balance at the end of the year	-	-

At November 30, 2019, the Company had cumulative operating losses available to reduce future years’ income for income tax purposes:

Canadian income tax losses expiring
in the year ended November 30,	Federal
$

2028	182,222
2029	555,539
2030	3,373,079
2031	5,532,739
2032	5,750,053
2033	4,562,538
2034	149,927
2035	2,634,823
2036	3,404,504
2037	4,328,444
2038	10,931,052
2039	7,768,905
49,173,825

The Company has had no taxable income under the Federal and Provincial tax laws of Canada for the year ended November 30, 2019. The Company has non-capital loss carry-forwards at November 30, 2019, totaling $49,173,825 in Canada that must be offset against future taxable income. If not utilized, the loss carry-forwards will expire between 2028 and 2039.

At November 30, 2019, the Company had a cumulative carry-forward pool of Canadian Federal Scientific Research & Experimental Development expenditures in the amount of $20,251,089 (2018 - $18,377,849) which can be carried forward indefinitely.

At November 30, 2019, the Company had approximately $3,773,333 (2018 - $3,483,828) of unclaimed Investment Tax Credits which expire from 2025 to 2039. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

The net deferred tax assets have been fully offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any recognized tax benefits as of November 30, 2019 or November 30, 2018.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2009 to 2019 with tax jurisdictions including Canada and the U.S. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.

The Company had no accrued interest and penalties as of November 30, 2019, 2018 and 2017.